UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment [ ]                        Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:     Amida Capital Management II, LLC

Address:  415 Madison Avenue
          Second Floor
          New York, NY 10017

Form 13F File Number:  28-12997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Rich

Title:   Managing Member

Phone:   (212) 981-3300

Signature, Place, and Date of Signing:

  /s/ David Rich          New York, New York        August 6, 2010
-------------------      --------------------      -----------------
   [Signature]              [City, State]                [Date]

Report Type:

[X]     13F HOLDINGS REPORT

[  ]    13F NOTICE

[  ]    13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                          ------------------------

Form 13F Information Table Entry Total:      57
                                          ------------------------

Form 13F Information Table Value Total:   $ 232,812 (in thousands)
                                          ------------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

Name of Issuer                 Title of Class     Cusip Number  Value   Shr/Prn   SH/  PUT/  Investment  Other   Sole  Shared  Other
                                                               (x1000)  Amount    PRN  CALL  Discretion Managers
---------------------------    --------------     ------------  ------  --------  ---  ----  ---------- -------- ----  ------  -----
ADAMS EXPRESS CO               COM                  006212104   1,577    174,676  SH            Sole            174,676
AMBAC FINL GROUP INC           UNIT 99/99/9999      023139702   1,402    160,281  SH            Sole            160,281
BP PLC                         SPONSORED ADR        055622104     866     30,000  SH   CALL     Sole             30,000
BP PLC                         SPONSORED ADR        055622104   1,444     50,000  SH   CALL     Sole             50,000
BANK OF AMERICA CORPORATION    COM                  060505104     719     50,000  SH            Sole             50,000
CITIGROUP INC                  COM                  172967101     978    260,000  SH            Sole            260,000
FORD MTR CO DEL                *W EXP 01/01/201     345370134     279     89,400  SH            Sole             89,400
FORD MTR CO DEL                COM PAR $0.01        345370860     114     11,300  SH   PUT      Sole             11,300
GENERAL ELECTRIC CO            COM                  369604103     721     50,000  SH   CALL     Sole             50,000
GENERAL ELECTRIC CO            COM                  369604103   1,442    100,000  SH   CALL     Sole            100,000
GENERAL ELECTRIC CO            COM                  369604103   1,442    100,000  SH   CALL     Sole            100,000
INTEL CORP                     COM                  458140100   3,303    169,800  SH            Sole            169,800
MGM MIRAGE                     COM                  552953101     913     94,700  SH            Sole             94,700
MASSEY ENERGY CORP             COM                  576206106      96      3,500  SH            Sole              3,500
MASSEY ENERGY CORP             COM                  576206106   1,368     50,000  SH   CALL     Sole             50,000
MICRON TECHNOLOGY INC          CALL                 595112103     441     52,000  SH   CALL     Sole             52,000
MICRON TECHNOLOGY INC          COM                  595112103     408     48,000  SH   CALL     Sole             48,000
NEWMONT MINING CORP            COM                  651639106   1,735     28,100  SH            Sole             28,100
NIKE INC                       CL B                 654106103   1,351     20,000  SH   CALL     Sole             20,000
QWEST COMMUNICATIONS INTL INC  COM                  749121109     158     30,000  SH            Sole             30,000
TRI CONTL CORP                 COM                  895436103   1,035     95,184  SH            Sole             95,184
UNITED RENTALS INC             COM                  911363109   1,556    167,000  SH            Sole            167,000
UNITED STATES STL CORP         COM                  912909108     120      3,100  SH            Sole              3,100
ALLEGHENY TECHNOLOGIES         COM                  01741R102     663     15,000  SH   CALL     Sole             15,000
ALLEGHENY TECHNOLOGIES         NOTE  4.250% 6/0     01741RAD4   1,286  1,000,000  PRN           Sole          1,000,000
AMGEN INC                      NOTE  0.125% 2/0     031162AN0   7,168  7,250,000  PRN           Sole          7,250,000
AMGEN INC                      NOTE  0.125% 2/0     031162AN0   1,236  1,250,000  PRN           Sole          1,250,000
AMGEN INC                      NOTE  0.375% 2/0     031162AQ3   1,914  1,938,000  PRN           Sole          1,938,000
ARVINMERITOR INC               FRNT  4.000% 2/1     043353AH4   9,316 12,020,000  PRN           Sole         12,020,000
CEPHALON INC                   NOTE  2.000% 6/0     156708AP4   5,805  4,500,000  PRN           Sole          4,500,000
CHESAPEAKE ENERGY CORP         NOTE  2.500% 5/1     165167BZ9   6,619  8,500,000  PRN           Sole          8,500,000
CLIFFS NATURAL RESOURC         COM                  18683K101   1,415     30,000  SH   CALL     Sole             30,000
CONTINENTAL AIRLS INC          NOTE  4.500% 1/1     210795PU8   6,488  5,000,000  PRN           Sole          5,000,000
D R HORTON INC                 COM                  23331A109     236     24,000  SH            Sole             24,000
D R HORTON INC                 NOTE  2.000% 5/1     23331ABB4   7,542  7,421,000  PRN           Sole          7,421,000
D R HORTON INC                 NOTE  2.000% 5/1     23331ABB4   1,605  1,579,000  PRN           Sole          1,579,000
EXXON MOBIL CORP               COM                  30231G102   2,283     40,000  SH   CALL     Sole             40,000
FORD MTR CO DEL                NOTE  4.250% 11/1    345370CN8   9,970  8,000,000  PRN           Sole          8,000,000
FORD MTR CO DEL                NOTE  4.250% 11/1    345370CN8  12,463 10,000,000  PRN           Sole         10,000,000
FREEPORT-MCMORAN COPPER        COM                  35671D857   2,365     40,000  SH   CALL     Sole             40,000
ILLUMINA INC                   NOTE  0.625% 2/1     452327AB5   6,974  3,500,000  PRN           Sole          3,500,000
MEDTRONIC INC                  NOTE  1.500% 4/1     585055AL0   2,484  2,500,000  PRN           Sole          2,500,000
MEDTRONIC INC                  NOTE  1.625% 4/1     585055AM8   2,707  2,700,000  PRN           Sole          2,700,000



Name of Issuer               Title of Class    Cusip Number  Value   Shr/Prn   SH/  PUT/  Investment  Other   Sole  Shared  Other
                                                            (x1000)  Amount    PRN  CALL  Discretion Managers
---------------------------  --------------    ------------  ------  --------  ---  ----  ---------- -------- ----  ------  -----
MICROCHIP TECHNOLOGY I       SDCV  2.125% 12/1   595017AB0   4,863  5,000,000  PRN           Sole            5,000,000
MICRON TECHNOLOGY INC        NOTE  4.250% 10/1   595112AJ2  32,310 18,000,000  PRN           Sole           18,000,000
NEWELL RUBBERMAID INC        NOTE  5.500% 3/1    651229AH9   6,357  3,500,000  PRN           Sole            3,500,000
NEWMONT MINING CORP          NOTE  1.625% 7/1    651639AJ5  26,663 18,500,000  PRN           Sole           18,500,000
PMI GROUP INC                COM                 69344M101     145     50,000  SH            Sole               50,000
PARKER DRILLING CO           NOTE  2.125% 7/1    701081AR2   5,310  6,000,000  PRN           Sole            6,000,000
SPDR S&P 500 ETF TR          UNIT SER 1 S&P      78462F103     599      5,800  SH            Sole                5,800
SANDISK CORP                 COM                 80004C101   1,430     34,000  SH   PUT      Sole               34,000
TEVA PHARMACEUTICAL ADR      DBCV  0.250% 2/0    88164RAB3   6,030  4,000,000  PRN           Sole            4,000,000
UNITED STS STL CORP NEW      NOTE  4.000% 5/1    912909AE8  25,877 18,500,000  PRN           Sole           18,500,000
XILINX INC.                  SDCV  3.125% 3/1    983919AD3   2,734  3,000,000  PRN           Sole            3,000,000
TRANSOCEAN LTD               REG SHS             H8817H100   1,853     40,000  SH   CALL     Sole               40,000
TRANSOCEAN LTD               REG SHS             H8817H100   2,317     50,000  SH   CALL     Sole               50,000
TRANSOCEAN LTD               REG SHS             H8817H100   2,317     50,000  SH   CALL     Sole               50,000

                                                   TOTAL   232,812